Employee Benefit Plans - ABO and PBO in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non-U.S. Pension Plans
Plans with ABO in excess of plan assets
PBO	$ 583	$ 617
ABO	563	606
Fair value of plan assets	206	290
Plans with PBO in excess of plan assets
PBO	583	720
Fair value of plan assets	206	392
Nonqualified and Other Pension Plans
Plans with ABO in excess of plan assets
PBO	1,190	1,129
ABO	1,190	1,126
Fair value of plan assets	2	2
Plans with PBO in excess of plan assets
PBO	1,190	1,129
Fair value of plan assets	$ 2	$ 2